Revenues (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenues
Rental and services income	$ 27,281	$ 18,093	$ 28,092
Sales of trading properties and developments	505	1,679	1,796
Revenue from hotels operation and tourism services	4,299	1,510	4,980
Revenues	$ 32,085	$ 21,282	$ 34,868